Reconciliation of Benefit Obligation Plan Assets and Funded Status of Pension and Postretirement Plans (Parenthetical) (Detail) (Pension Benefits, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for defined benefit pension plans	$ 414	$ 390